SCHEDULE OF BALANCE SHEET (Details) (Paranthetical)	Mar. 31, 2026 $ / shares shares	Feb. 17, 2026 ¥ / shares	Nov. 21, 2025 ¥ / shares shares	Jul. 29, 2025 $ / shares	Mar. 31, 2025 $ / shares shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.50
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.1	¥ 0.10	¥ 0.001	$ 0.001	$ 0.1
Ordinary shares, shares authorized	900,000,000				900,000,000
Ordinary shares, shares issued	169,242		100		721
Ordinary shares, shares outstanding	169,242		100		721
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001				$ 0.001
Ordinary shares, shares authorized	100,000,000				100,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001				$ 0.001
Ordinary shares, shares authorized	900,000,000				900,000,000
Ordinary shares, shares issued	169,242				721
Ordinary shares, shares outstanding	169,242				721
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001				$ 0.001
Ordinary shares, shares authorized	100,000,000				100,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding